Jan. 03, 2024
KraneShares Value Line® Dynamic Dividend Equity Index ETF
KraneShares Value Line® Dynamic Dividend Equity Index ETF (formerly, KFA Value Line® Dynamic Core Equity Index ETF) (the “Fund”)

KRANESHARES TRUST

KraneShares Value Line® Dynamic Dividend Equity Index ETF (formerly, KFA Value Line® Dynamic Core Equity Index ETF) (the “Fund”)

Supplement dated January 3, 2024 to the currently effective Summary Prospectus, Statutory Prospectus (together, the “Prospectus”) and Statement of Additional Information, as each may be supplemented, for the Fund

This supplement provides new and additional information beyond that contained in the Prospectus and Statement of Additional Information and should be read in conjunction with the Prospectus and Statement of Additional Information dated August 1, 2023.

Effective January 4, 2024, 3D/L Capital Management, LLC will no longer be a sub-adviser to the Fund. Accordingly, all references to 3D/L Capital Management, LLC are deleted in the Prospectus and Statement of Additional Information as of that date.

In addition, effective January 4, 2024, the following changes are made to the Fund’s Prospectus:

1.	All references in the Prospectus to “3D/L Value Line® Dynamic Core Equity Index” are replaced with “Value Line® Dynamic Dividend Equity Index”.

2.	The following paragraph replaces the second to last paragraph of the “Principal Investment Strategies” section of the Fund’s Prospectus:

The Underlying Index is provided by EULAV Asset Management (“Index Provider”) and the Underlying Index is calculated by Fuzzy Logix, Inc. (doing business as “FastINDX”).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.